Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 3,613	$ 3,455	$ 3,319	$ 2,793
Provision for credit losses
Originations	150	168	448	592
Maturities	(266)	(254)	(781)	(754)
Changes in risk, parameters and exposures	541	491	1,696	1,697
Write-offs	(529)	(210)	(989)	(590)
Recoveries	26	23	73	54
Exchange rate and other	(17)	(89)	(248)	(208)
Balance at end of period	3,518	3,584	3,518	3,584
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	860	946	896	787
Provision for credit losses
Transfers to stage 1	88	107	208	206
Transfers to stage 2	(24)	(33)	(77)	(97)
Transfers to stage 3	(1)	(3)	(7)	(9)
Originations	150	168	448	592
Maturities	(107)	(133)	(332)	(436)
Changes in risk, parameters and exposures	(270)	(169)	(427)	(158)
Exchange rate and other	12	1	(1)	(1)
Balance at end of period	708	884	708	884
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,164	1,104	1,123	1,038
Provision for credit losses
Transfers to stage 1	(87)	(107)	(207)	(205)
Transfers to stage 2	26	34	79	107
Transfers to stage 3	(69)	(35)	(194)	(241)
Maturities	(159)	(121)	(449)	(318)
Changes in risk, parameters and exposures	428	258	968	757
Exchange rate and other	18	3	1	(2)
Balance at end of period	1,321	1,136	1,321	1,136
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,589	1,405	1,300	968
Provision for credit losses
Transfers to stage 1	(1)	0	(1)	(1)
Transfers to stage 2	(2)	(1)	(2)	(10)
Transfers to stage 3	70	38	201	250
Changes in risk, parameters and exposures	383	402	1,155	1,098
Write-offs	(529)	(210)	(989)	(590)
Recoveries	26	23	73	54
Exchange rate and other	(47)	(93)	(248)	(205)
Balance at end of period	$ 1,489	$ 1,564	$ 1,489	$ 1,564